Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.000%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.250%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating
CB Series 4	€1,500,000,000	1.4306	$2,145,900,000	August 5, 2020	0.375%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$6,344,925,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$3,505,900,000

Total Covered Bond Outstanding			$9,850,825,000

Total Outstanding OSFI Covered Bond Limit			26,094,776,426

Weighted average maturity of Outstanding Covered Bonds (months)			50.62

Weighted average remaining term of Loans in Cover Pool (months)			23.97

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA
CB Series 4			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - August 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - August 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$6,344,925,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$12,717,231,245		A (i)		13,601,316,840
B = Principal receipts not applied	-		A (ii)		12,717,231,245
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$12,717,231,245

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$6,355,876,382

A = Lesser of i) Present value of outstanding loan balance of Performing	13,708,104,247
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		13,708,104,247
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		23,694,620,280
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$13,708,104,247

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.43%.
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$6,789,436,400
Demand Loan	7,304,342,397

Total	$14,093,778,797

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
August 31, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	441,511,355	485,524,627
Proceeds for sale of Loans	-	-
Revenue Receipts	34,478,978	36,639,618
Swap Receipts	12,582,836	12,707,730
Cash Capital Contribution
Advances of Intercompany Loans	-	-
Guarantee Fee	-	-
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(21,314,443)	(21,286,052)
Intercompany Loan principal	(487,600,000)	(519,923,000)
Intercompany Loan repayment
Mortgage Top-up Settlement	-	-
Misc Partnership Expenses	(63)	(69)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	(20,341,336)	(6,337,146)

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	$14,033,962,752
Aggregate Outstanding Balance	$13,607,863,064
Number of Loans	56,563
Average Loan Size	$240,579
Number of Primary Borrowers	54,239
Number of Properties	56,563
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	59.75%			52.79%
Weighted Average Authorized LTV	67.01%			59.02%
Weighted Average Original LTV	67.01%
Weighted Average Seasoning	25.96	(Months	)
Weighted Average Coupon	2.79%
Weighted Average Original Term	49.93	(Months	)
Weighted Average Remaining Term	23.97	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - August 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	56,370	99.66	$13,558,601,200	99.64
30 - 59 days past due	118	0.21	$34,319,678	0.25
60 - 89 days past due	34	0.06	$8,395,961	0.06
90 or more days past due	41	0.07	$6,546,224	0.05

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,804	12.03	$1,543,059,892	11.34
British Columbia	10,027	17.73	$3,724,086,312	27.37
Manitoba	986	1.74	$167,845,561	1.23
New Brunswick	928	1.64	$112,428,672	0.83
Newfoundland	1,092	1.93	$173,372,017	1.27
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,683	2.98	$288,407,671	2.12
Ontario	23,157	40.94	$5,413,828,393	39.78
Prince Edward Island	314	0.56	$41,444,302	0.30
Quebec	9,718	17.18	$1,765,343,216	12.97
Saskatchewan	1,854	3.28	$378,047,028	2.78
Yukon Territories	-	-	$-	-

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	4,012	7.09	$1,058,858,812	7.78
600 - 650	2,490	4.40	$631,863,469	4.64
651 - 700	6,018	10.64	$1,555,158,048	11.43
701 - 750	12,108	21.41	$3,161,050,769	23.23
751 - 800	21,148	37.39	$5,143,104,543	37.80
801 and Above	10,787	19.07	$2,057,827,423	15.12

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,706	82.57	$10,806,526,671	79.41
Variable	9,857	17.43	$2,801,336,393	20.59

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	56,563	100.00	$13,607,863,064	100.00

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	43,873	77.56	$10,934,369,016	80.35
Non-Owner Occupied	12,690	22.44	$2,673,494,048	19.65

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	55,856	98.75	$13,503,863,197	99.24
4.00 - 4.49	474	0.84	$70,137,150	0.52
4.50 - 4.99	158	0.28	$23,483,060	0.17
5.00 - 5.49	54	0.10	$7,681,615	0.06
5.50 - 5.99	15	0.03	$1,853,849	0.01
6.00 - 6.49	6	0.01	$844,193	0.01
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	56,563	100.00	$13,607,863,064	100.00

BMO Covered Bond Program	Monthly Investor Report - August 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	5,261	9.30	$395,427,310	2.91
20.01 - 25.00	2,441	4.32	$312,097,450	2.29
25.01 - 30.00	2,885	5.10	$455,804,123	3.35
30.01 - 35.00	3,060	5.41	$539,323,910	3.96
35.01 - 40.00	3,152	5.57	$683,482,247	5.02
40.01 - 45.00	3,891	6.88	$979,900,414	7.20
45.01 - 50.00	4,471	7.90	$1,265,367,908	9.30
50.01 - 55.00	6,184	10.93	$2,025,280,909	14.88
55.01 - 60.00	7,694	13.60	$2,439,200,786	17.92
60.01 - 65.00	8,053	14.24	$2,070,745,684	15.22
65.01 - 70.00	5,158	9.12	$1,274,457,303	9.37
70.01 - 75.00	3,345	5.91	$892,076,509	6.56
75.01 - 80.00	968	1.71	$274,698,511	2.02
80.01 and Above	-	-	$-	-

Grand Total	56,563	100.00	13,607,863,064	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	10,096	17.85	$2,515,612,106	18.49
12 - 17	9,337	16.51	$2,804,946,701	20.61
18 - 24	14,147	25.01	$2,860,300,471	21.02
25 - 30	10,632	18.80	$2,257,733,876	16.59
31 - 36	2,287	4.04	$595,600,156	4.38
37 - 42	2,007	3.55	$560,380,283	4.12
43 - 48	2,256	3.99	$624,908,786	4.59
49 - 54	5,493	9.71	$1,315,397,978	9.67
55 - 60	179	0.32	$42,273,746	0.31
61 - 63	12	0.02	$1,658,596	0.01
72 and Above	117	0.21	$29,050,363	0.21

Grand Total	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	11,186	19.78	$717,539,259	5.27
100,000 - 199,999	19,186	33.92	$2,878,855,065	21.16
200,000 - 299,999	13,280	23.48	$3,254,999,583	23.92
300,000 - 399,999	6,012	10.63	$2,065,034,148	15.18
400,000 - 499,999	2,803	4.96	$1,249,156,503	9.18
500,000 - 599,999	1,412	2.50	$770,851,035	5.66
600,000 - 699,999	764	1.35	$493,566,746	3.63
700,000 - 799,999	419	0.74	$312,318,110	2.30
800,000 - 899,999	315	0.56	$268,681,805	1.97
900,000 - 999,999	228	0.40	$216,278,998	1.59
1,000,000 - 1,499,999	637	1.13	$780,850,009	5.74
1,500,000 - 2,000,000	246	0.43	$425,424,999	3.13
2,000,000 - 3,000,000	75	0.13	$174,306,804	1.28
3,000,000 and Above	-	-	$-	-

	56,563	100.00	$13,607,863,064	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	11,711	20.70	$2,213,305,233	16.26
Multi-Residential	2,897	5.12	$678,415,924	4.99
Single Family	37,799	66.83	$9,806,080,652	72.06
Townhouse	4,156	7.35	$910,061,255	6.69

Grand Total	56,563	100.00	13,607,863,064	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$37,532,676	$-	$-	$22,545	$37,555,221
	20.01 - 25	$27,355,625	$82,957	$-	$-	$27,438,581
	25.01 - 30	$40,950,268	$580,021	$-	$-	$41,530,289
	30.01 - 35	$62,204,352	$-	$-	$-	$62,204,352
	35.01 - 40	$58,471,021	$-	$91,962	$88,181	$58,651,164
	40.01 - 45	$77,674,962	$662,800	$-	$-	$78,337,762
	45.01 - 50	$109,181,507	$229,364	$-	$-	$109,410,871
	50.01 - 55	$151,499,363	$82,634	$-	$-	$151,581,997
	55.01 - 60	$218,049,134	$486,523	$1,538,981	$-	$220,074,637
	60.01 - 65	$338,720,519	$728,270	$353,898	$-	$339,802,687
	65.01 - 70	$236,225,850	$123,174	$196,499	$-	$236,545,522
	70.01 - 75	$104,683,662	$-	$-	$-	$104,683,662
	75.01 - 80	$75,243,146	$-	$-	$-	$75,243,146
	80.01 and Above	$-	$-	$-	$-	$-

		1,537,792,085	2,975,742	2,181,339	110,726	1,543,059,892

BMO Covered Bond Program	Monthly Investor Report - August 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$128,958,334	$85,411	$89,774	$77,829	$129,211,348
	20.01 - 25	$106,202,189	$434,162	$1,008,753	$56,686	$107,701,789
	25.01 - 30	$152,562,546	$-	$-	$-	$152,562,546
	30.01 - 35	$170,366,780	$254,480	$143,294	$-	$170,764,553
	35.01 - 40	$241,392,549	$1,068,544	$-	$128,730	$242,589,823
	40.01 - 45	$378,587,061	$-	$-	$360,321	$378,947,382
	45.01 - 50	$489,999,914	$3,503,180	$318,291	$-	$493,821,385
	50.01 - 55	$783,733,562	$997,783	$201,795	$-	$784,933,140
	55.01 - 60	$809,511,199	$2,749,988	$-	$-	$812,261,187
	60.01 - 65	$253,235,478	$1,325,499	$-	$195,538	$254,756,516
	65.01 - 70	$126,942,289	$316,354	$-	$-	$127,258,644
	70.01 - 75	$62,605,693	$-	$-	$-	$62,605,693
	75.01 - 80	$6,672,307	$-	$-	$-	$6,672,307
	80.01 and Above	$-	$-	$-	$-	$-

		3,710,769,901	10,735,401	1,761,907	819,104	3,724,086,312

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$3,415,687	$-	$-	$-	$3,415,687
	20.01 - 25	$3,056,430	$-	$-	$-	$3,056,430
	25.01 - 30	$3,718,282	$-	$-	$-	$3,718,282
	30.01 - 35	$4,266,362	$-	$-	$-	$4,266,362
	35.01 - 40	$4,664,591	$-	$-	$-	$4,664,591
	40.01 - 45	$7,222,875	$152,366	$-	$-	$7,375,240
	45.01 - 50	$10,896,620	$-	$-	$75,610	$10,972,230
	50.01 - 55	$11,854,461	$-	$-	$-	$11,854,461
	55.01 - 60	$26,466,778	$-	$-	$-	$26,466,778
	60.01 - 65	$48,115,651	$200,032	$-	$-	$48,315,683
	65.01 - 70	$18,590,906	$-	$-	$-	$18,590,906
	70.01 - 75	$19,208,406	$-	$176,981	$-	$19,385,387
	75.01 - 80	$5,763,523	$-	$-	$-	$5,763,523
	80.01 and Above	$-	$-	$-	$-	$-

		167,240,573	352,397	176,981	75,610	167,845,561

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$3,493,838	$-	$-	$-	$3,493,838
	20.01 - 25	$2,128,385	$-	$-	$-	$2,128,385
	25.01 - 30	$3,698,628	$-	$-	$-	$3,698,628
	30.01 - 35	$3,669,084	$-	$-	$48,614	$3,717,698
	35.01 - 40	$4,603,970	$40,574	$-	$-	$4,644,544
	40.01 - 45	$5,889,579	$-	$65,064	$-	$5,954,643
	45.01 - 50	$7,679,267	$-	$-	$-	$7,679,267
	50.01 - 55	$8,744,884	$98,906	$-	$-	$8,843,790
	55.01 - 60	$18,671,672	$172,012	$-	$-	$18,843,684
	60.01 - 65	$28,784,959	$-	$-	$73,059	$28,858,019
	65.01 - 70	$16,527,470	$-	$-	$349,883	$16,877,353
	70.01 - 75	$6,176,572	$-	$-	$-	$6,176,572
	75.01 - 80	$1,512,251	$-	$-	$-	$1,512,251
	80.01 and Above	$-	$-	$-	$-	$-

		111,580,560	311,492	65,064	471,556	112,428,672

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$2,825,551	$-	$-	$-	$2,825,551
	20.01 - 25	$2,618,006	$-	$-	$-	$2,618,006
	25.01 - 30	$3,205,790	$-	$-	$-	$3,205,790
	30.01 - 35	$4,619,197	$63,502	$-	$-	$4,682,699
	35.01 - 40	$5,162,902	$-	$-	$-	$5,162,902
	40.01 - 45	$6,130,083	$-	$-	$-	$6,130,083
	45.01 - 50	$10,182,119	$-	$-	$-	$10,182,119
	50.01 - 55	$12,917,767	$-	$-	$-	$12,917,767
	55.01 - 60	$16,303,693	$-	$-	$-	$16,303,693
	60.01 - 65	$50,573,767	$-	$-	$-	$50,573,767
	65.01 - 70	$39,741,585	$100,569	$-	$558,040	$40,400,194
	70.01 - 75	$14,341,285	$-	$-	$-	$14,341,285
	75.01 - 80	$4,028,160	$-	$-	$-	$4,028,160
	80.01 and Above	$-	$-	$-	$-	$-

		172,649,905	164,072	-	558,040	173,372,017

BMO Covered Bond Program	Monthly Investor Report - August 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$3,753,822	$-	$-	$-	$3,753,822
	20.01 - 25	$2,788,236	$-	$-	$-	$2,788,236
	25.01 - 30	$6,469,594	$-	$-	$-	$6,469,594
	30.01 - 35	$7,787,107	$-	$206,615	$-	$7,993,722
	35.01 - 40	$7,786,739	$57,264	$-	$-	$7,844,002
	40.01 - 45	$10,849,790	$-	$-	$-	$10,849,790
	45.01 - 50	$15,335,585	$-	$-	$-	$15,335,585
	50.01 - 55	$17,764,015	$148,940	$-	$-	$17,912,955
	55.01 - 60	$30,193,572	$-	$-	$-	$30,193,572
	60.01 - 65	$50,679,368	$55,848	$-	$-	$50,735,216
	65.01 - 70	$60,670,067	$-	$-	$-	$60,670,067
	70.01 - 75	$52,846,553	$-	$-	$-	$52,846,553
	75.01 - 80	$21,014,557	$-	$-	$-	$21,014,557
	80.01 and Above	$-	$-	$-	$-	$-

		287,939,004	262,052	206,615	-	288,407,671

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$170,873,828	$248,845	$-	$1	$171,122,674
	20.01 - 25	$130,231,169	$498,415	$-	$-	$130,729,585
	25.01 - 30	$199,895,041	$280,956	$-	$-	$200,175,998
	30.01 - 35	$226,712,939	$-	$294,020	$-	$227,006,959
	35.01 - 40	$290,636,799	$897,710	$232,443	$160,476	$291,927,427
	40.01 - 45	$394,370,406	$858,739	$51,157	$197,749	$395,478,051
	45.01 - 50	$493,704,205	$-	$-	$-	$493,704,205
	50.01 - 55	$823,289,197	$1,323,943	$-	$-	$824,613,140
	55.01 - 60	$1,032,942,759	$3,923,163	$194,001	$289,307	$1,037,349,229
	60.01 - 65	$878,016,181	$1,387,897	$1,693,098	$232,926	$881,330,102
	65.01 - 70	$466,629,124	$841,959	$123,708	$218,457	$467,813,248
	70.01 - 75	$249,827,839	$-	$-	$-	$249,827,839
	75.01 - 80	$42,706,660	$43,276	$-	$-	$42,749,936
	80.01 and Above	$-	$-	$-	$-	$-

		5,399,836,146	10,304,904	2,588,428	1,098,916	5,413,828,393

BMO Covered Bond Program	Monthly Investor Report - August 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$758,494	$-	$-	$-	$758,494
	20.01 - 25	$460,015	$-	$-	$-	$460,015
	25.01 - 30	$975,848	$-	$-	$-	$975,848
	30.01 - 35	$1,528,150	$-	$-	$-	$1,528,150
	35.01 - 40	$841,001	$-	$-	$-	$841,001
	40.01 - 45	$2,049,278	$-	$-	$-	$2,049,278
	45.01 - 50	$2,907,230	$-	$-	$-	$2,907,230
	50.01 - 55	$3,848,153	$-	$-	$-	$3,848,153
	55.01 - 60	$8,725,204	$-	$-	$-	$8,725,204
	60.01 - 65	$10,213,852	$-	$-	$-	$10,213,852
	65.01 - 70	$7,330,536	$-	$-	$-	$7,330,536
	70.01 - 75	$1,460,374	$-	$-	$-	$1,460,374
	75.01 - 80	$346,167	$-	$-	$-	$346,167
	80.01 and Above	$-	$-	$-	$-	$-

		41,444,302	-	-	-	41,444,302

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$38,881,014	$1,046	$-	$104,673	$38,986,734
	20.01 - 25	$30,543,282	$66,851	$82,006	$36,596	$30,728,735
	25.01 - 30	$39,631,167	$63,381	$-	$-	$39,694,548
	30.01 - 35	$48,390,023	$184,660	$-	$-	$48,574,683
	35.01 - 40	$57,754,516	$25,188	$-	$-	$57,779,704
	40.01 - 45	$80,410,703	$273,890	$-	$-	$80,684,593
	45.01 - 50	$101,795,950	$-	$-	$56,981	$101,852,931
	50.01 - 55	$119,746,555	$2,096,693	$-	$208,088	$122,051,336
	55.01 - 60	$180,131,662	$700,497	$157,511	$-	$180,989,670
	60.01 - 65	$314,236,562	$2,167,402	$372,691	$1,365,210	$318,141,865
	65.01 - 70	$259,764,418	$1,086,083	$477,942	$715,445	$262,043,888
	70.01 - 75	$369,913,243	$542,978	$325,478	$925,279	$371,706,978
	75.01 - 80	$111,773,223	$334,329	$-	$-	$112,107,551
	80.01 and Above	$-	$-	$-	$-	$-

		1,752,972,319	7,542,997	1,415,628	3,412,272	1,765,343,216

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$4,303,939	$-	$-	$1	$4,303,940
	20.01 - 25	$4,447,687	$-	$-	$-	$4,447,687
	25.01 - 30	$3,772,601	$-	$-	$-	$3,772,601
	30.01 - 35	$8,584,731	$-	$-	$-	$8,584,731
	35.01 - 40	$9,377,088	$-	$-	$-	$9,377,088
	40.01 - 45	$14,093,593	$-	$-	$-	$14,093,593
	45.01 - 50	$19,502,085	$-	$-	$-	$19,502,085
	50.01 - 55	$86,499,192	$224,978	$-	$-	$86,724,170
	55.01 - 60	$86,886,624	$1,106,507	$-	$-	$87,993,131
	60.01 - 65	$87,678,841	$339,136	$-	$-	$88,017,978
	65.01 - 70	$36,926,945	$-	$-	$-	$36,926,945
	70.01 - 75	$9,042,168	$-	$-	$-	$9,042,168
	75.01 - 80	$5,260,912	$-	$-	$-	$5,260,912
	80.01 and Above	$-	$-	$-	$-	$-

		376,376,405	1,670,622	-	1	378,047,028

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - August 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$28,424,062	$8,071,067	$22,827,923	$53,220,388	$153,162,834	$129,721,036	$395,427,310
20.01 - 25	$21,259,880	$11,281,302	$20,876,979	$51,956,211	$120,367,854	$86,355,224	$312,097,450
25.01 - 30	$28,938,617	$11,091,617	$35,402,043	$86,668,743	$182,175,836	$111,527,267	$455,804,123
30.01 - 35	$47,613,076	$20,670,513	$40,756,996	$102,569,101	$205,452,840	$122,261,384	$539,323,910
35.01 - 40	$58,802,366	$22,714,648	$62,265,620	$145,140,035	$261,861,693	$132,697,885	$683,482,247
40.01 - 45	$91,412,486	$37,357,931	$98,998,563	$204,183,417	$387,082,893	$160,865,123	$979,900,414
45.01 - 50	$99,158,568	$56,934,987	$130,620,122	$291,303,925	$487,652,645	$199,697,660	$1,265,367,908
50.01 - 55	$169,472,922	$99,214,729	$239,745,498	$463,252,798	$782,093,489	$271,501,473	$2,025,280,909
55.01 - 60	$208,548,923	$115,377,863	$287,545,218	$604,145,490	$925,738,347	$297,844,944	$2,439,200,786
60.01 - 65	$141,236,435	$114,574,291	$262,565,590	$504,338,572	$781,566,708	$266,464,087	$2,070,745,684
65.01 - 70	$78,423,204	$77,428,630	$175,098,376	$334,527,924	$452,420,852	$156,558,318	$1,274,457,303
70.01 - 75	$55,448,738	$46,974,915	$135,269,085	$236,869,773	$318,840,205	$98,673,794	$892,076,509
75.01 - 80	$30,119,535	$10,170,977	$43,186,037	$82,874,390	$84,688,347	$23,659,225	$274,698,511
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$1,058,858,812	$631,863,469	$1,555,158,048	$3,161,050,769	$5,143,104,543	$2,057,827,423	$13,607,863,064

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - August 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Aug-15
Date of Report:	15-Sep-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - August 2015	10 of 10